Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 115	$ 115	$ 115
Standby letter of credit [member]
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 86	$ 86